Trade receivables (Details 2) - Trade receivables - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of impairment loss on trade receivables
Balance at beginning of period	R$ (1,059)	R$ (692)
Provision	(1,130)	(3,106)
Reversal	707	2,826
Write-off	655
Exchange variation	174	(87)
Balance at end of period	R$ (653)	R$ (1,059)